Supplementary Information to the Consolidated Statements of Loss (Details) - CAD ($)		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
DisclosureOfEmployeeSalariesAndBenefitsLineItems [Line Items]
Exploration and evaluation expenses		$ 1,637,479	$ 5,390,102	$ 7,381,916
Administration expense		855,869	913,897	1,053,006
Employees
DisclosureOfEmployeeSalariesAndBenefitsLineItems [Line Items]
Exploration and evaluation expenses		856,000	1,268,000	1,094,000
Administration expense	[1]	454,000	571,000	629,000
Total		$ 1,310,000	$ 1,839,000	$ 1,723,000

[1]	This amount includes salaries and benefits included in office and administration expenses (note 12(b)) as well as other salaries and benefits expenses classified as administration expenses.